Finance costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Working capital facility	$ 228	$ 357	$ 762	$ 1,442
Promissory notes	0	0	0	17
Interest on VTB loan	0	0	0	16
Lease interest (note 11)	70	69	202	214
Equity issuance costs	0	1	0	50
Changes in fair value of derivative warrants	0	138	(35)	96
Accretion on government payable	85	26	447	90
Finance costs	383	591	1,376	1,925
Cash [Member]
Statement [Line Items]
Working capital facility	230	343	762	1,373
Promissory notes	0	0	0	0
Interest on VTB loan	0	0	0	16
Lease interest (note 11)	70	69	202	214
Equity issuance costs	0	0	0	18
Changes in fair value of derivative warrants	0	0	0	0
Accretion on government payable	0	0	0	0
Finance costs	300	412	964	1,621
Non Cash [Member]
Statement [Line Items]
Working capital facility	(2)	14	0	69
Promissory notes	0	0	0	17
Interest on VTB loan	0	0	0	0
Lease interest (note 11)	0	0	0	0
Equity issuance costs	0	1	0	32
Changes in fair value of derivative warrants	0	138	(36)	96
Accretion on government payable	85	26	448	90
Finance costs	$ 83	$ 179	$ 412	$ 304